Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,699,749.34
Previously Paid Amount	0.00
Total Fee Amount	25,827.93
Total Offset Amount	0.00
Net Fee	$ 25,827.93